OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011

Prepaid expenses	$356	$238
Government institutions	265	366
Derivative instruments	151	-
Other	167	123

	$939	$727